Financial Assets and Financial Liabilities (Trade and Other Payables) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	¥ 2,922,998	¥ 1,908,457
Amounts due to related parties	4,567,814	3,731,687
Subtotal	7,490,812	5,640,144
Staff salaries and welfares payable	128,861	123,959
Taxes payable (exclude income tax payable)	4,342,676	2,655,291
Interest payable	5,952	864
Dividends payable	26,488	23,686
Construction payable	334,249	425,891
Other liabilities	329,004	339,126
Subtotal of other payables	5,167,230	3,568,817
Trade and other payables	¥ 12,658,042	¥ 9,208,961